Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$782,795	$697,228
Service cost	8,272	7,412
Interest cost	22,151	27,343
Actuarial loss/(gain)	66,827	88,311
Amendments (primarily increases in pension bands)	967	—
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at December 31	842,525	782,795
Change in plan assets:
Fair value of plan assets at January 1	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions	87	28
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at December 31	850,020	769,704
Funded (unfunded) status	$7,495	$(13,091)
Amounts recognized in the statement of financial position:
Non-current assets	$8,669	$—
Non-current liabilities	(1,174)	(13,091)
Net amount recognized at end of year	$7,495	$(13,091)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$967	$—
Net (gain)/loss arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of loss	(8,115)	(11,084)
Total recognized in regulatory assets	$(24,935)	$(19,379)
Amounts included in regulatory assets:
Net loss	$145,526	$167,750
Prior service cost	11,613	14,323
Total amounts included in regulatory assets	$157,139	$182,073

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Benefit obligation	$842,525	$782,795
Plan assets	850,020	769,704
Benefit obligation in excess of plan assets	$(7,495)	$13,091

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Accumulated benefit obligation	$830,458	$771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	$(19,562)	$1,888

Schedule Of Net Periodic Benefit Costs

	Pension benefits for years ended December 31,
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,272	$7,412	$8,450
Interest cost	22,151	27,343	25,220
Expected return on plan assets	(37,779)	(29,907)	(40,801)
Amortization of prior service cost	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	—	—	1,230
Total pension cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	$4,064	$18,518	$8,116
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	3.33%	4.36%	3.67%
Discount rate – supplemental retirement plan	3.05%	4.24%	3.60%
Expected return on defined benefit pension plan assets	5.05%	4.50%	5.45%
Expected return on supplemental retirement plan assets	4.45%	4.50%	5.45%

Schedule Of Asset Allocation Guidelines	The following table summarizes the Company’s target pension plan allocation for 2020:

Asset Category:	Target Allocations
Equity Securities	36%
Debt Securities	64%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2020
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,221	$2,221	$—	—%
Government debt securities	118,255	131	118,124	14%
Mutual fund - equities	323,253	2,839	320,414	38%
Mutual fund - debt	406,291	1,578	404,713	48%
Total	$850,020	$6,769	$843,251	100%

	Fair Value Measurements at
	December 31, 2019
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,599	$2,599	$—	—%
Government debt securities	154,798	39	154,759	20%
Mutual fund - equities	214,369	2,744	211,625	28%
Mutual fund - debt	397,938	1,664	396,274	52%
Total(1)	$769,704	$7,046	$762,658	100%

Schedule Of Expected Benefit Payments	Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2021	$41,552
2022	42,715
2023	43,371
2024	43,827
2025	44,467
2026 through 2030	224,933

Indianapolis Power And Light Company
Entity Information [Line Items]
Schedule Of Defined Benefit Plans Disclosures

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$782,795	$697,228
Service cost	8,272	7,412
Interest cost	22,151	27,343
Actuarial loss/(gain)	66,827	88,311
Amendments (primarily increases in pension bands)	967	—
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at December 31	842,525	782,795
Change in plan assets:
Fair value of plan assets at January 1	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions	87	28
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at December 31	850,020	769,704
Funded (unfunded) status	$7,495	$(13,091)
Amounts recognized in the statement of financial position:
Non-current assets	$8,669	$—
Non-current liabilities	(1,174)	(13,091)
Net amount recognized at end of year	$7,495	$(13,091)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$967	$—
Net (gain)/loss arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of loss	(8,115)	(11,084)
Total recognized in regulatory assets	$(24,935)	$(19,379)
Amounts included in regulatory assets:
Net loss	$145,526	$167,750
Prior service cost	11,613	14,323
Total amounts included in regulatory assets	$157,139	$182,073

Information For Pension Plans With A Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Benefit obligation	$842,525	$782,795
Plan assets	850,020	769,704
Benefit obligation in excess of plan assets	$(7,495)	$13,091

Information For Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Accumulated benefit obligation	$830,458	$771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	$(19,562)	$1,888

Schedule Of Net Periodic Benefit Costs

	Pension benefits for years ended December 31,
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,272	$7,412	$8,450
Interest cost	22,151	27,343	25,220
Expected return on plan assets	(37,779)	(29,907)	(40,801)
Amortization of prior service cost	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	—	—	1,230
Total pension cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	$4,064	$18,518	$8,116
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	3.33%	4.36%	3.67%
Discount rate – supplemental retirement plan	3.05%	4.24%	3.60%
Expected return on defined benefit pension plan assets	5.05%	4.50%	5.45%
Expected return on supplemental retirement plan assets	4.45%	4.50%	5.45%

Schedule Of Asset Allocation Guidelines

Asset Category:	Target Allocations
Equity Securities	36%
Debt Securities	64%

Schedule Of Fair Value Of Pension Plan Assets

	Fair Value Measurements at
	December 31, 2020
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,221	$2,221	$—	—%
Government debt securities	118,255	131	118,124	14%
Mutual fund - equities	323,253	2,839	320,414	38%
Mutual fund - debt	406,291	1,578	404,713	48%
Total	$850,020	$6,769	$843,251	100%

	Fair Value Measurements at
	December 31, 2019
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,599	$2,599	$—	—%
Government debt securities	154,798	39	154,759	20%
Mutual fund - equities	214,369	2,744	211,625	28%
Mutual fund - debt	397,938	1,664	396,274	52%
Total(1)	$769,704	$7,046	$762,658	100%

Schedule Of Expected Benefit Payments

Year	Pension Benefits
(In Thousands)
2021	$41,552
2022	42,715
2023	43,371
2024	43,827
2025	44,467
2026 through 2030	224,933